Inventories - net (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 1,791,791	$ 1,730,153
Work in process	1,269,539	919,444
Finished goods	1,171,343	812,643
Reserve for obsolescence	(395,864)	(280,863)
Inventories, net	$ 3,836,809	$ 3,181,377